Employee benefit expenses - Components (Details) - GBP (£) £ in Thousands	12 Months Ended
	Dec. 31, 2021	Dec. 31, 2020	Dec. 31, 2019
Employee benefits [Abstract]
Wages and salaries	£ 15,006	£ 6,077	£ 3,722
Social security costs	3,147	818	512
Other pension costs	526	90	52
Share-based payment charge	10,466	2,074	711
Total employee benefit expenses	£ 29,145	£ 9,059	£ 4,997